Related party transactions and balances - Additional Information (Details)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 26, 2017 CNY (¥)	Dec. 26, 2017 USD ($)
Related Party Transaction [Line Items]
Loan from bank		$ 4,514,380	$ 4,530,011
Land-use right pledged as collateral		462,738	492,330
Building property pledged as collateral		4,549,212	$ 3,962,455
CQ Mingwen
Related Party Transaction [Line Items]
Loan from bank				¥ 9,000,000	$ 1,400,000
GA Yongpeng
Related Party Transaction [Line Items]
Land-use right pledged as collateral	¥ 10,198,100	1,500,000
Building property pledged as collateral	¥ 12,268,800	$ 1,800,000